UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Wood Asset Management
Address: 2 N Tamiami Drive, Suite 508
         Sarasota, FL 34236



13F File Number: 028-05177

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    John Walsh
Title:   Compliance Officer
Phone:   216-771-3450
Signature, Place, and Date of Signing:

John Walsh Cleveland, OH               July 12, 2012


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    51
Form 13F Information Table Value Total:    $357104


List of Other Included Managers:

No.   13F File Number        Name






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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------
AIR PRODUCTS & CHEMICALS       COM              00915810      4853    60114 SH       SOLE                    60114        0        0
AMERICAN EXPRESS CO            COM              02581610      6292   108099 SH       SOLE                   108099        0        0
APACHE CORP                    COM              03741110      7835    89146 SH       SOLE                    89146        0        0
APPLE INC                      COM              03783310      3223     5518 SH       SOLE                     5518        0        0
BAKER HUGHES INC               COM              05722410      6505   158268 SH       SOLE                   158268        0        0
BAXTER INTERNATIONAL INC       COM              07181310       202     3800 SH       SOLE                     3800        0        0
BLACKROCK INC                  COM              09247X10      7650    45048 SH       SOLE                    45048        0        0
CAPITAL ONE FINANCIAL CORP     COM              14040H10      6216   113724 SH       SOLE                   113724        0        0
CATERPILLAR INC                COM              14912310      6183    72816 SH       SOLE                    72816        0        0
CHEVRON CORPORATION            COM              16676410      8713    82591 SH       SOLE                    82591        0        0
CHUBB CORP                     COM              17123210     13463   184876 SH       SOLE                   184876        0        0
COMCAST CORP-CLASS A           COM              20030N10     10876   340181 SH       SOLE                   340181        0        0
COVIDIEN PLC                   COM              G2554F11      8275   154675 SH       SOLE                   154675        0        0
DANAHER CORP                   COM              23585110     10128   194462 SH       SOLE                   194462        0        0
DARDEN RESTAURANTS INC         COM              23719410      6609   130536 SH       SOLE                   130536        0        0
DIGITAL REALTY TRUST INC       COM              25386810      8592   114452 SH       SOLE                   114452        0        0
DIRECTV CL-A                   COM              25490A10      5867   120174 SH       SOLE                   120174        0        0
DISNEY (WALT) CO               COM              25468710      6427   132521 SH       SOLE                   132521        0        0
EXXON MOBIL CORPORATION        COM              30231G10     11309   132159 SH       SOLE                   132159        0        0
FEDEX CORP                     COM              31428X10      5076    55414 SH       SOLE                    55414        0        0
FREEPORT-MCMORAN COPPER-B      COM              35671D85      5609   164644 SH       SOLE                   164644        0        0
GEORESOURCES INC               COM              37247610       732    20000 SH       SOLE                    20000        0        0
HEINZ (H J) CO                 COM              42307410      9616   176826 SH       SOLE                   176826        0        0
IBM CORP                       COM              45920010     12473    63774 SH       SOLE                    63774        0        0
INVESCO LTD SHS                COM              G491BT10      2795   123651 SH       SOLE                   123651        0        0
J P MORGAN CHASE               COM              46625H10      8232   230382 SH       SOLE                   230382        0        0
JOHNSON & JOHNSON              COM              47816010     11494   170128 SH       SOLE                   170128        0        0
KRAFT FOODS INC                COM              50075N10     10110   261791 SH       SOLE                   261791        0        0
LABORATORY CORP AMER HLDGS     COM              50540R40      2582    27878 SH       SOLE                    27878        0        0
MACY'S INC                     COM              55616P10      7668   223225 SH       SOLE                   223225        0        0
MICROSOFT CORP                 COM              59491810      8734   285517 SH       SOLE                   285517        0        0
MYLAN INC                      COM              62853010      5646   264187 SH       SOLE                   264187        0        0
ORACLE CORP                    COM              68389X10      3039   102335 SH       SOLE                   102335        0        0
PEPSICO INC                    COM              71344810     10012   141694 SH       SOLE                   141694        0        0
PFIZER INC                     COM              71708110      7945   345433 SH       SOLE                   345433        0        0
PNC FINANCIAL SERVICES GRP     COM              69347510      6566   107446 SH       SOLE                   107446        0        0
PRAXAIR INC                    COM              74005P10      3445    31686 SH       SOLE                    31686        0        0
PROCTER & GAMBLE CO            COM              74271810      1729    28227 SH       SOLE                    28227        0        0
QUALCOMM INC                   COM              74752510      6817   122429 SH       SOLE                   122429        0        0
RAYMOND JAMES FINANCIAL        COM              75473010      7434   217125 SH       SOLE                   217125        0        0
SCHLUMBERGER LTD               COM              80685710      6784   104515 SH       SOLE                   104515        0        0
SUNCOR ENERGY INC.             COM              86722410      3687   127374 SH       SOLE                   127374        0        0
TARGET CORP                    COM              87612E10      8929   153448 SH       SOLE                   153448        0        0
THERMO FISHER CORP             COM              88355610      6347   122266 SH       SOLE                   122266        0        0
TIMKEN CO                      COM              88738910      7111   155302 SH       SOLE                   155302        0        0
TRAVELERS COMPANIES INC        COM              89417E10      5604    87788 SH       SOLE                    87788        0        0
TYCO INTERNATIONAL LTD NEW     COM              H8912810      9877   186885 SH       SOLE                   186885        0        0
UNITED PARCEL SERVICES B       COM              91131210      2634    33449 SH       SOLE                    33449        0        0
UNITED TECHNOLOGIES CORP       COM              91301710      9036   119629 SH       SOLE                   119629        0        0
VISA INC CL-A SHARES           COM              92826C83     11385    92093 SH       SOLE                    92093        0        0
WELLS FARGO & CO               COM              94974610      8738   261293 SH       SOLE                   261293        0        0